Related party balances and transactions (Related party balances) (Cash deposits in related parties) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Savings deposit	¥ 10,914,633	¥ 7,506,706
Bottom of range [member]
Disclosure of transactions between related parties [line items]
Annual interest rate	0.35%	0.35%
Top of range [member]
Disclosure of transactions between related parties [line items]
Annual interest rate	1.35%	1.35%
Huaneng Finance [member]
Disclosure of transactions between related parties [line items]
Savings deposit	¥ 10,914,633	¥ 7,506,706
Great Wall Securities [member]
Disclosure of transactions between related parties [line items]
Savings deposit	¥ 0	¥ 0